Share capital - The changes in warrants (Details) - Warrants - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of warrants, Warrants outstanding, beginning	15,070,883	20,603,396
Number of warrants, Warrants exercised	(2,285,005)	(5,387,200)
Number of warrants expired	(587,476)	(145,313)
Number of warrants, Warrants outstanding, ending	12,198,402	15,070,883
Weighted average exercise price, Warrants outstanding, beginning	$ 4.01	$ 3.57
Weighted average exercise price, Warrants exercised	2.77	2.49
Weighted average exercise price, Warrants expired	7.83	1.49
Weighted average exercise price, Warrants outstanding, ending	$ 4.75	$ 4.01